Organization and nature of business (Details)	6 Months Ended
Mar. 31, 2023
Fami
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi International
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi Enterprise
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi Technology
Entity Incorporation, Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi Agricultural
Entity Incorporation, Date of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi Food
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech
Entity Incorporation, Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Entity Incorporation, Date of Incorporation	Apr. 25, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Farmmi Supply Chain
Entity Incorporation, Date of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Agricultural products supply chain
Farmmi Health Development
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Health development
Farmmi Medical Health
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical health
Farmmi Holdings
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Jiangxi Xiangbo
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership (VIE)	100.00%
Principal Activities	Holding company
Yudu Yada
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership (VIE)	100.00%
Principal Activities	Forestry development
Guoning Zhonghao
Entity Incorporation, Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Agriculture exporting
Farmmi Eco Agri
Entity Incorporation, Date of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Agriculture products
Farmmi Canada
Entity Incorporation, Date of Incorporation	Jul. 13, 2022
Entity Incorporation, State Country Name	Canada
% of Ownership (VIE)	100.00%
Principal Activities	Agriculture products
Farmmi USA
Entity Incorporation, Date of Incorporation	Apr. 20, 2023
Entity Incorporation, State Country Name	USA
% of Ownership (VIE)	100.00%
Principal Activities	Import and export of agriculture products
Nongyuan Network
Entity Incorporation, Date of Incorporation	Jul. 07, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Trading
Yitang Mediservice
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical services
Yiting Meditech
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical technology
Yifeng Medihealth
Entity Incorporation, Date of Incorporation	Jan. 10, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical health
Yilong Enterprise
Entity Incorporation, Date of Incorporation	Jan. 10, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Management services
YF YL MediTech
Entity Incorporation, Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical technology
YT SK Medihealth
Entity Incorporation, Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical health